Income Taxes: (Details Textual) - USD ($)	38 Months Ended	44 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Income Tax Expenses Benefit [Line Items]
Operating Income (Loss)	$ 22,404,364	$ 26,725,315
Deferred Tax Assets, Gross, Current	7,625,000	9,300,000
Deferred Tax Assets, Net	$ 300,000	$ 373,000